Income tax	12 Months Ended
Dec. 31, 2018
Income tax
Income tax

22          Income tax

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended December 31, 2016, 2017 and 2018.

(iii)	PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subjected to tax at a statutory rate of 25%.

High and new technology enterprises (“HNTE”) will enjoy a preferential enterprise income tax rate of 15% under the EIT Law. OptAim WFOE, the Company’s subsidiary in the PRC, which is qualified as a HNTE under the EIT Law, is eligible for a preferential enterprise income tax rate of 15% for the period from 2018 to 2020, so long as it obtains approval from relevant tax authority if it is profitable during the period.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group’s PRC subsidiaries to the Group’s overseas companies unless otherwise exempted pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction which the WHT is reduced to 5%.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2017 and 2018. The undistributed earnings from the Company’s subsidiaries in the PRC as of December 31, 2017 and 2018 amounted US$330 and US$1,610 would be due if these earnings were remitted as dividends as of December 31, 2017 and 2018. An estimated foreign withholding taxes of US$17 and US$81 would be due if these earnings were remitted as dividends as of December 31, 2017 and 2018, respectively.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2016	2017	2018
Current income tax expense	1,283	1,262	1,561
Deferred tax benefits	(1,061)	(714)	(906)
Income tax expense	222	548	655

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
Deferred tax assets
Tax losses carried forward	7,573	6,385
Share-based payments	850	884
Temporary difference on deferred income	—	269
Less: Valuation allowance (Note (a))	(7,573)	(6,385)
	850	1,153
Deferred tax liabilities
Acquired intangible assets	(2,638)	(1,760)
Outside basis difference (Note (b))	(486)	(1,004)
Others	(35)	(30)
	(3,159)	(2,794)

Note:

(a)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2017	2018
Beginning balance	6,838	7,573
Additions	735	199
Reversals (Note i)	—	(1,387)
Ending balance	7,573	6,385

Note:

(i)	The reversals comprise of tax loss carryforwards which were expired in 2018 and tax loss carryforwards which were utilized to offset taxable income during the year ended December 31, 2018.

(b)        The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiaries.

Tax loss carryforwards

As of December 31, 2018, the Group had tax loss carryforwards of approximately US$26,911, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

As of December 31,
2018
2020	6,270
2021	7,856
2022	8,356
2023	398
Tax loss with no expiry	4,031
26,911

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2012 to 2018 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2017 and 2018.

Reconciliation between the expense of income taxes computed by applying the statutory tax rates to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2016	2017	2018
Tax benefit calculated at statutory tax rates (Note i)	(4,509)	(3,972)	(7,989)
Effect of differences between statutory tax rates and foreign effective tax rates	213	(1,172)	2,804
Non-taxable other income	(738)	(275)	(274)
Non-deductible expenses (Note ii)	4,208	4,861	6,784
Valuation allowance	1,034	735	(1,188)
Outside basis difference (Note iii)	—	486	518
Others	14	(115)	—
Income tax expense	222	548	655

Note:

(i)

The Group’s major operation during the years ended December 31, 2016 and 2017 was conducted in Hong Kong. Accordingly, the Group prepared its tax rate reconciliation starting with the Hong Kong statutory tax rate for the years ended December 31, 2016 and 2017. The Group’s major operation during the year ended December 31, 2018 was conducted in the PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the year ended December 31, 2018.

(ii)	Non-deductible expenses were mainly related to share-based compensation expenses, fair value losses on derivative liabilities and fair value losses on convertible notes.
(iii)	Outside basis difference is related to undistributed earnings in the Group’s VIE and its subsidiaries.